MORGAN STANLEY INDIA INVESTMENT FUND, INC.

DIRECTORS AND OFFICERS
Barton M. Biggs
CHAIRMAN OF THE BOARD OF DIRECTORS

Ronald E. Robison
PRESIDENT AND DIRECTOR

John D. Barrett II
DIRECTOR

John S.Y. Chu
DIRECTOR

Gerard E. Jones
DIRECTOR

Graham E. Jones
DIRECTOR

R.M.J. Gerard La Hausse  de La Louviere
DIRECTOR

John A. Levin
DIRECTOR

Andrew McNally IV
DIRECTOR

William G. Morton, Jr.
DIRECTOR

Samuel T. Reeves
DIRECTOR

Fergus Reid
DIRECTOR

Frederick O. Robertshaw
DIRECTOR

Stefanie V. Chang
VICE PRESIDENT

Arthur J. Lev
VICE PRESIDENT

Joseph P. Stadler
VICE PRESIDENT

Mary E. Mullin
SECRETARY

Belinda A. Brady
TREASURER

Robin L. Conkey
ASSISTANT TREASURER

INVESTMENT ADVISER
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

ADMINISTRATOR
The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108

CUSTODIAN
The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

SHAREHOLDER SERVICING AGENT
American Stock Transfer & Trust company
40 Wall Street
New York, New York 10005
(800) 278-4353

LEGAL COUNSEL
Clifford Chance Rogers & Wells LLP
200 Park Avenue
New York, New York 10166

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726 or visit our website at www.morganstanley.com/im.

FIRST QUARTER REPORT

MORGAN STANLEY
INVESTMENT MANAGEMENT

Morgan Stanley India Investment Fund, Inc.

March  31, 2001

MORGAN STANLEY
INVESTMENT MANAGEMENT INC.
INVESTMENT ADVISER

LETTER TO SHAREHOLDERS

For the year ended March 31, 2001, the Morgan Stanley India Investment Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of -16.38% compared to -16.65% for the U.S. dollar adjusted Bombay Stock Exchange (BSE) National Index (the "Index"). For the period from the Fund's commencement of operations on February 25, 1994 through March 31, 2001, the Fund's total return, based on net asset value per share, was -4.36% compared to -43.72% for the Index. On March 31, 2001, the closing price of the Fund's shares on the New York Stock Exchange was $8.78, representing a 24.6% discount to the Fund's net asset value per share.

The continued turbulence in global equity markets and some local negative developments dragged the broad Indian market down to levels not seen since May 1999 by the end of the first quarter. The speculative excesses of the past couple years, facilitated by the worldwide boom in TMT shares, were brutally washed out of the system. However, the selling frenzy extended beyond just clearing the excesses with local sentiment towards equities deteriorating markedly. Local investors, particularly at the retail level, were disillusioned by the rapid erosion in their equity market related wealth leading to both a capitulation and lack of buying interest regardless of price levels.

A turn for the worse in the political situation added to the woes and overwhelmed the other positive reform initiatives announced by the government. On the policy front, the government did attempt to accelerate its privatization drive and also presented a growth-oriented budget centered on tax and interest rate cuts. Both fiscal and monetary policies moved in line with international trends to be growth-supportive as the data on the economic front suggested the economy here was also being adversely affected by the synchronized global slowdown. However, corporate profitability outside the tech sector did not show any meaningful corresponding drop, probably reflecting the continued productivity increases.

The tech sector in India, which until even late last year seemed to bear no impact of the slump in global tech spending, finally did show signs of a marked deceleration in the growth profile. The debate is still live on whether the Indian tech sector can offset the drop in overall tech spending by increasing outsourcing, given the country's low-cost and low-base advantage. The bigger challenge though is for India to get its domestic act together and carry on with the reform momentum at a time when the risk appetite of investors is low.

One of the main strategies of the Fund over the past few months has been to be underweight the tech sector and to keep the focus of the Fund on seeking to identify and owning well-run, high return on capital employed and reasonably valued companies. Accordingly, some of our large overweights in the Fund are HDFC Bank (India's largest private sector bank) and Cipla (one of the largest pharmaceutical companies). Following the carnage in the tech sector, we are also keenly examining any investment opportunities in that sector but still think caution is warranted. It usually takes a while for confidence to be rebuilt following the sort of devastating blow the sector has undertaken.

Meanwhile, the Indian market is likely to continue keying off global trends though we do feel some of the more domestic-oriented companies are at levels that regardless of the international environment represent very good value. On most valuation parameters the Indian market is obviously cheap but at a time when psychology has come to dominate valuations it appears the market needs to go through a period of consolidation first to calm a lot of frayed nerves.

On August 10, 1998, the Fund commenced a share repurchase program for purposes of enhancing shareholder value and reducing the discount at which the Fund's shares traded from their net asset value. For the three months ended March 31, 2001, there were no repurchases of Fund shares. Since the inception of the program, the Fund has repurchased 7,682,800 of its shares at an average discount of 31.03% from net asset value per share. The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board of Directors.

On March 29, 2001, the Fund completed a tender offer for its shares. The Fund accepted 8,407,288 shares for payment which represented 30% of the Fund's outstanding shares. Payment was made on April 12, 2001 at a price of $11.29 per share, representing 95% of the NAV per share of the Fund on March 29, 2001.

As part of an ongoing global branding initiative, Morgan Stanley Dean Witter has changed its brand name to "Morgan Stanley." In connection with this change, the name of the Fund has been changed effective May 1, 2001, to Morgan Stanley India Investment Fund, Inc. The new name appears in this quarterly report and, beginning on May 21, 2001, will be shown in the financial press and on the Fund's website.

In addition to the name change, the cover of this quarterly report introduces the new look of the Fund's financial reports to shareholders. The semi-annual report to shareholders dated June 30, 2001 will present the new look throughout the report.

We appreciate your continued support. If you have any questions or comments on these changes, please contact us through our website, www.morganstanley.com/im, or call us at 1-800-221-6726.

Sincerely,

/s/ Ronald E. Robison

Ronald E. Robison
PRESIDENT AND DIRECTOR

April 2001

THE INFORMATION CONTAINED IN THIS OVERVIEW REGARDING SPECIFIC SECURITIES IS FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A
RECOMMENDATION TO PURCHASE OR SELL THE SECURITIES MENTIONED.

FOREIGN INVESTING INVOLVES CERTAIN RISKS, INCLUDING CURRENCY FLUCTUATIONS AND CONTROLS, RESTRICTIONS ON FOREIGN INVESTMENTS, LESS GOVERNMENTAL SUPERVISION AND REGULATION, LESS LIQUIDITY AND THE POTENTIAL FOR MARKET VOLATILITY AND POLITICAL INSTABILITY.

Morgan Stanley India Investment Fund, Inc.
Investment Summary as of March 31, 2001 (Unaudited)

=====================================================================================================================
HISTORICAL                                                                TOTAL RETURN (%)
INFORMATION                                   ---------------------------------------------------------------------
                                                  MARKET VALUE (1)      NET ASSET VALUE (2)           INDEX (3)
                                              ----------------------   ---------------------   --------------------
                                                             AVERAGE                 AVERAGE                  AVERAGE
                                               CUMULATIVE    ANNUAL    CUMULATIVE    ANNUAL    CUMULATIVE     ANNUAL
                                               ----------    -------   ----------    -------   -----------    -------
                             YEAR TO DATE       -20.63%          --      -16.38%         --       -16.65%      --
                             ONE YEAR           -24.02       -24.02%     -37.28      -37.28%      -45.46    -45.46%
                             FIVE YEAR           -9.94        -2.07       28.10        5.08       -20.11     -4.39
                             SINCE INCEPTION*   -27.86        -4.50       -4.36       -0.63       -43.72     -7.79

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
=====================================================================================================================


RETURNS AND PER SHARE INFORMATION

[CHART]


                                                 YEAR ENDED DECEMBER 31,
                                                                                                             THREE MONTHS
                                                                                                                ENDED
                                                                                                              MARCH 31,
                               1994*        1995        1996       1997       1998       1999       2000        2001
                              ------       ------      ------     ------     ------     ------     ------    ------------
Net Asset Value Per Share     $13.99      $ 8.91      $ 8.81      $8.83      $ 9.19     $ 22.59   $ 13.92     $ 11.64
Market Value Per Share        $11.25      $ 9.13      $ 9.50      $8.38      $ 6.75     $ 16.50   $ 11.06     $  8.78
Premium/(Discount)             -19.6%        2.5%        7.8%      -5.1%      -26.6%      -27.0%    -20.5%      -24.6%
Capital Gains                 $ 0.17          --          --         --          --          --   $  1.60         --
  Distributions
Fund Total Return (2)           0.72%     -36.31%      -1.12%      0.23%       4.08%     145.81%   -29.68%     -16.38%
Index Total Return (3)         -7.88%     -31.53%      -6.49%      6.43%     -20.98%      88.41%   -27.73%     -16.65%


(1) Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) The Bombay Stock Exchange (BSE) National Index is a market capitalization weighted index including the equity shares of 100 companies from the "Specified" and the "Non-specified" list of the 5 major stock exchanges, namely, Bombay, Calcutta, Delhi, Ahmedabad and Madras, expressed in U.S. dollar terms.
 *  The Fund commenced operations on February 25, 1994.

Morgan Stanley India Investment Fund, Inc.
Portfolio Summary as of March 31, 2001 (Unaudited)
===============================================================================
ALLOCATION OF TOTAL INVESTMENTS
[CHART]

Short-Term Investments (17.6%)
Equity Securities (82.4%)

===============================================================================
INDUSTRIES
[CHART]

Other                    (29.0%)
Machinery                 (3.5%)
Road & Rail               (4.2%)
Oil & Gas                 (4.2%)
Diversified Financials    (5.3%)
Chemicals                 (5.9%)
Food Products             (6.1%)
Banks                     (7.5%)
Automobiles               (9.5%)
Pharmaceuticals          (10.4%)
IT Consulting & Services (14.4%)

===============================================================================
TEN LARGEST HOLDINGS*


                                            PERCENT OF
                                            NET ASSETS
                                            ----------
1.  Infosys Technologies Ltd.                    8.1%
2.  Hero Honda Motors Ltd.                       7.6
3.  Housing Development Finance Corp., Ltd.      5.1
4.  Wipro Ltd.                                   4.4
5.  Container Corp. of India Ltd.                4.2
6.  State Bank of India Ltd.                     4.0
7.  Cipla Ltd.                                   4.0
8.  HDFC Bank Ltd.                               3.5
9.  Bharat Heavy Electricals Ltd.                2.6
10. Dabur India Ltd.                             2.4
                                              ------
                                                44.7%
                                              ======

* Excludes short-term investments.

INVESTMENTS (UNAUDITED)

MARCH 31, 2001


                                                                                    VALUE
                                                                SHARES               (000)
------------------------------------------------------------------------------------------
 COMMON STOCKS (94.4%)
 (Unless otherwise noted)
------------------------------------------------------------------------------------------
 AUTO COMPONENTS (2.5%)
   Apollo Tyres Ltd.                                               2,075      U.S.$      2
   Motherson Sumi Systems Ltd.                                       600                 2
   Motor Industries Co., Ltd.                                     24,204             1,397
   MRF Ltd.                                                      138,230             2,330
   Rane (Madras) Ltd.                                            213,100               128
   Sundaram Fasteners Ltd.                                       421,280             1,894
                                                                              ------------
                                                                                     5,753
                                                                              ------------
------------------------------------------------------------------------------------------
 AUTOMOBILES (9.5%)
   Hero Honda Motors Ltd.                                      5,778,025            17,361
   Patheja Forgings & Auto Parts Ltd.                            450,000                --@
   Tata Engineering & Locomotive Co., Ltd.                     3,002,440             4,181
   TVS Suzuki Ltd.                                                28,532                84
                                                                              ------------
                                                                                    21,626
                                                                              ------------
------------------------------------------------------------------------------------------
 BANKS (7.5%)
   HDFC Bank Ltd.                                              1,603,012             7,893
   State Bank of India Ltd.                                    2,153,553             9,233
                                                                              ------------
                                                                                    17,126
                                                                              ------------
------------------------------------------------------------------------------------------
 BROADCASTING & CABLE TV (0.0%)
   Television Eighteen India Ltd.                                 31,885                86
                                                                              ------------
------------------------------------------------------------------------------------------
 CHEMICALS (5.9%)
   Asian Paints (India) Ltd.                                     721,780             3,804
   Aventis Cropscience India Ltd.                                557,060             1,324
   Colour-Chem Ltd.                                              646,020               737
   ICI (India) Ltd.                                               25,000                33
   Indo Gulf Corp., Ltd.                                       3,454,545             2,555
   Monsanto India Ltd.                                            29,635               454
   Reliance Industries Ltd.                                      533,000             4,461
                                                                              ------------
                                                                                    13,368
                                                                              ------------
------------------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES (0.4%)
   Modi Xerox Ltd.                                               718,225               901
                                                                              ------------
------------------------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT (0.0%)
   MRO-TEK Ltd.                                                  179,625                96
                                                                              ------------
------------------------------------------------------------------------------------------
 CONSTRUCTION MATERIALS (1.9%)
   Gujarat Ambuja Cements Ltd.                                 1,155,211             3,811
   India Cements Ltd.                                            810,000               642
                                                                              ------------
                                                                                     4,453
                                                                              ------------
------------------------------------------------------------------------------------------
 DIVERSIFIED FINANCIALS (5.3%)
   Housing Development Finance Corp., Ltd.                     1,007,076            11,747
   Tata Finance Ltd.                                             355,000               305
   UTI Mastergain                                                  1,600                --@
                                                                              ------------
                                                                                    12,052
                                                                              ------------
------------------------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES (1.5%)
   Mahanagar Telephone Nigam Ltd.                                903,000             2,558
   Videsh Sanchar Nigam Ltd.                                     129,000               806
   Videsh Sanchar Nigam Ltd., ADR                                  8,000                95
                                                                              ------------
                                                                                     3,459
                                                                              ------------
------------------------------------------------------------------------------------------
 ELECTRIC UTILITIES (2.0%)
   BSES Ltd.                                                     395,000             1,588
   Tata Power Co., Ltd.                                        1,392,933             2,957
                                                                              ------------
                                                                                     4,545
                                                                              ------------
------------------------------------------------------------------------------------------
 ELECTRICAL EQUIPMENT (2.6%)
   Bharat Heavy Electricals Ltd.                               1,968,226             5,983
                                                                              ------------
------------------------------------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS (0.7%)
   Siemens India Ltd.                                            311,825             1,642
                                                                              ------------
------------------------------------------------------------------------------------------
 FOOD PRODUCTS (6.1%)
   Britannia Industries Ltd.                                     314,132             4,641
   Nestle India Ltd.                                             151,575             1,642
   SmithKline Beecham Consumer Healthcare Ltd.                   489,855             3,874
   Syngenta India Pvt Ltd.                                       250,530               351
   Tata Tea Ltd.                                                 640,610             3,209
   Tata Tea Ltd., GDR                                             25,000               125
                                                                              ------------
                                                                                    13,842
                                                                              ------------
------------------------------------------------------------------------------------------
 HEALTH CARE BIOTECHNOLOGY (1.1%)
   Shantha Biotechnics Pvt Ltd.                                  500,000             2,408
                                                                              ------------
------------------------------------------------------------------------------------------
 HOTELS RESTAURANTS & LEISURE (1.5%)
   Indian Hotels Co., Ltd.                                       637,254             3,475
                                                                              ------------
------------------------------------------------------------------------------------------
 HOUSEHOLD DURABLES (0.4%)
   Carrier Aircon Ltd.                                           479,019               695
   Samtel Colour Ltd.                                            559,300               284
                                                                              ------------
                                                                                       979
                                                                              ------------
------------------------------------------------------------------------------------------
 HOUSEHOLD PRODUCTS (3.2%)
   Colgate-Palmolive (India) Ltd.                                698,468             2,310
   Hindustan Lever Ltd.                                          608,897             2,852
   Reckitt Benckiser (India) Ltd.                                478,366             2,082
                                                                              ------------
                                                                                     7,244
                                                                              ------------
------------------------------------------------------------------------------------------
 INTERNET SOFTWARE & SERVICES (0.1%)
   India-Info.com PCL                                            532,875               228
                                                                              ------------
------------------------------------------------------------------------------------------
IT CONSULTING & SERVICES (14.4%)
   HCL Technologies Ltd                                          280,554             2,215
   Infosys Technologies Ltd.                                     210,745            18,421
   SSI Ltd.                                                      102,000             1,638
   Subex Systems Ltd.                                            353,968               527
   Wipro Ltd.                                                     93,900             2,682
   Wipro Ltd., ADR                                               229,260             7,359
                                                                              ------------
                                                                                    32,842
                                                                              ------------
------------------------------------------------------------------------------------------



                                                                                    VALUE
                                                                SHARES               (000)
------------------------------------------------------------------------------------------
 LEISURE EQUIPMENT & PRODUCTS (0.7%)
   Titan Industries Ltd.                                       1,812,262      U.S.$  1,612
                                                                              ------------
------------------------------------------------------------------------------------------
 MACHINERY (3.5%)
   Alfa-Laval (India) Ltd.                                       454,515             1,319
   Atlas Copco (India) Ltd.                                      113,837               200
   Cummins India Ltd.                                          3,346,873             4,156
   Lakshmi Synthetic Machinery Manufacturers Ltd.                137,700                12
   Punjab Tractors Ltd.                                          229,094             1,040
   Revathi-CP Equipment Ltd.                                     277,750               833
   Thermax India Ltd                                             286,687               355
                                                                              ------------
                                                                                     7,915
                                                                              ------------
------------------------------------------------------------------------------------------
 MEDIA (1.0%)
   Creative Eye Ltd.                                           1,200,000               468
   New Delhi Television Ltd.                                     333,300               963
   Zee Telefilms Ltd.                                            288,919               752
                                                                              ------------
                                                                                     2,183
                                                                              ------------
------------------------------------------------------------------------------------------
 METALS & MINING (1.1%)
   Tata Iron & Steel Co., Ltd.                                   996,000             2,609
                                                                              ------------
------------------------------------------------------------------------------------------
 OIL & GAS (4.2%)
   Bharat Petroleum Corp., Ltd.                                  747,738             3,051
   Castrol (India) Ltd.                                          444,434             2,187
   Hindustan Petroleum Corp., Ltd.                             1,299,211             4,467
                                                                              ------------
                                                                                     9,705
                                                                              ------------
------------------------------------------------------------------------------------------
 PERSONAL PRODUCTS (0.5%)
   Procter & Gamble Hygiene and Health Care Ltd.                  87,026             1,055
                                                                              ------------
------------------------------------------------------------------------------------------
 PHARMACEUTICALS (10.4%)
   Aurobindo Pharmaceuticals Ltd.                                103,781               655
   Cipla Ltd.                                                    426,885             9,128
   Dabur India Ltd.                                            4,123,567             5,376
   E. Merck (India) Ltd.                                         182,599             1,822
   Glenmark Pharmaceuticals Ltd.                                  89,343               229
   Hoechst Marion Roussel Ltd.                                   150,425             1,465
   Lupin Laboratories Ltd.                                       349,495             1,151
   Novartis India Ltd.                                           243,065             1,404
   Parke Davis (India) Ltd.                                       92,100               305
   Pfizer Ltd.                                                    90,247             1,082
   Strides Arcolab Ltd.                                          585,000             1,215
                                                                              ------------
                                                                                    23,832
                                                                              ------------
------------------------------------------------------------------------------------------
 ROAD & RAIL (4.2%)
   Container Corp. of India Ltd.                               3,167,922             9,641
                                                                              ------------
------------------------------------------------------------------------------------------
 SOFTWARE (1.0%)
   Hughes Software Systems Ltd.                                  114,000             1,586
   Polaris Software Lab Ltd.                                      64,616               346
   VisualSoft Technologies Ltd.                                   67,360               322
                                                                              ------------
                                                                                     2,254
                                                                              ------------
------------------------------------------------------------------------------------------
 TEXTILES & APPAREL (0.0%)
   Bata India Ltd.                                                     3                -- @
   Delta International Ltd.                                      570,000                -- @
   Mahavir Spinning Mills Ltd.                                    10,000                10
                                                                              ------------
                                                                                        10
                                                                              ------------
------------------------------------------------------------------------------------------
 TOBACCO (1.2%)
   ITC Ltd.                                                      159,341             2,778
                                                                              ------------
------------------------------------------------------------------------------------------
 TOTAL COMMON STOCKS
    (Cost U.S.$286,921)                                                            215,702
                                                                              ------------
------------------------------------------------------------------------------------------
                                                                    FACE
                                                                   AMOUNT
                                                                     (000)
------------------------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS (19.5%)
------------------------------------------------------------------------------------------
 REPURCHASE AGREEMENT (19.5%)
 (a) Chase Securities, Inc., 4.90% dated
      03/30/01, due 04/02/01
    (Cost U.S.$44,495)                                U.S.$         44,495          44,495
                                                                              ------------
------------------------------------------------------------------------------------------
 FOREIGN CURRENCY ON DEPOSIT WITH CUSTODIAN (0.7%)
    Indian Rupee
    (Cost U.S.$1,637)                                   INR         73,155           1,566
                                                                              ------------
------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS (114.6%)
      (Cost $333,053)                                 U.S.$        117,650         261,763
                                                                              ------------
------------------------------------------------------------------------------------------
 OTHER ASSETS AND LIABILITIES (-14.6%)
   Other Assets                                                    106,966
   Liabilities                                                    (140,312)       (33,346)
                                                                ------------  ------------
------------------------------------------------------------------------------------------
 NET ASSETS (100%)
   Applicable to 19,617,004, issued and outstanding U.S.$0.01 par value
   shares (100,000,000 shares authorized)                                     U.S.$228,417
                                                                              ============
------------------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE                                                    U.S.$  11.64
                                                                              ============
------------------------------------------------------------------------------------------


  (a) -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this schedule of investments. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
   @  -- Value is less than U.S.$500.
 March 31, 2001 exchange rate - Indian Rupee (INR) 46.615= U.S.$ 1.00.

                                      6